SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION	SHAREHOLDERS’ EQUITY AND SHARE-BASED COMPENSATION
Common Stock
As of December 31, 2021, we had 100.0 million shares authorized, 25.4 million issued and 15.9 million shares of common stock outstanding. As of December 31, 2020, we had 100.0 million shares authorized, 25.4 million shares issued and 15.7 million shares of common stock outstanding. The holders of shares of Altisource common stock generally are entitled to one vote for each share on all matters voted on by shareholders, and the holders of such shares generally will possess all voting power.
Equity Incentive Plan
Our 2009 Equity Incentive Plan (the “Plan”) provides for various types of equity awards, including stock options, stock appreciation rights, stock purchase rights, restricted shares, restricted share units and other awards, or a combination of any of the above. Under the Plan, we may grant up to 6.7 million Altisource share-based awards to officers, directors, employees and to employees of our affiliates. As of December 31, 2021, 1.2 million share-based awards were available for future grant under the Plan. Expired and forfeited awards are available for reissuance.
Share Repurchase Program
On May 15, 2018, our shareholders approved the renewal and replacement of the share repurchase program previously approved by the shareholders on May 17, 2017. Under the program, we are authorized to purchase up to 4.3 million shares of our common stock, based on a limit of 25% of the outstanding shares of common stock on the date of approval, at a minimum price of $1.00 per share and a maximum price of $500.00 per share, for a period of five years from the date of approval. As of December 31, 2021, approximately 2.4 million shares of common stock remain available for repurchase under the program. There were no purchases of shares of common stock during the years ended December 31, 2021 and 2020. Luxembourg law limits share repurchases to the balance of Altisource Portfolio Solutions S.A. (unconsolidated parent company) retained earnings, less the value of shares repurchased. As of December 31, 2021, we can repurchase up to approximately $80 million of our common stock under Luxembourg law. Our Credit Agreement also limits the amount we can spend on share repurchases, which limit was approximately $437 million as of December 31, 2021, and may prevent repurchases in certain circumstances, including if our leverage ratio exceeds 3.50 to 1.00.
Share-Based Compensation
We issue share-based awards in the form of stock options, restricted shares and restricted share units for certain employees, officers and directors. We recognized share-based compensation expense of $2.8 million and $7.8 million for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, estimated unrecognized compensation costs related to share-based awards amounted to $2.4 million, which we expect to recognize over a weighted average remaining requisite service period of approximately 1.29 years.
Stock Options
Stock option grants are composed of a combination of service-based, market-based and performance-based options.
Service-Based Options. These options generally vest over three or four years with equal annual vesting and generally expire on the earlier of ten years after the date of grant or following termination of service. A total of 181 thousand service-based options were outstanding as of December 31, 2021.
Market-Based Options. These option grants generally have two components, each of which vests only upon the achievement of certain criteria. The first component, which we refer to as “ordinary performance” grants, generally consists of two-thirds of the market-based grant and begins to vest if the stock price is at least double the exercise price, as long as the stock price realizes a compounded annual gain of at least 20% over the exercise price. The remaining third of the market-based options, which we refer to as “extraordinary performance” grants, generally begins to vest if the stock price is at least triple the exercise price, as long as the stock price realizes a compounded annual gain of at least 25% over the exercise price. Market-based options vest in three or four year installments with the first installment vesting upon the achievement of the criteria and the remaining installments vesting thereafter in equal annual installments. Market-based options generally expire on the earlier of ten years after the date of grant or following termination of service, unless the performance criteria is met prior to termination of service or in the final three years of the option term, in which case vesting will generally continue in accordance with the provisions of the award agreement. A total of 140 thousand market-based options were outstanding as of December 31, 2021.
Performance-Based Options. These option grants generally will vest if certain specific financial measures are achieved; typically with one-fourth vesting on each anniversary of the grant date. The award of performance-based options is adjusted based on the level of achievement specified in the award agreements. If the performance criteria achieved is above threshold performance levels, participants have the opportunity to vest in 50% to 200% of the option grants, depending upon performance achieved. If the performance criteria achieved is below a certain threshold, the options are canceled. The options generally expire on the earlier of ten years after the date of grant or following termination of service, unless the performance criteria is met prior to termination of service in which case vesting will generally continue in accordance with the provisions of the award agreement. There were 366 thousand performance-based options outstanding as of December 31, 2021.
There were no stock options granted during 2021 and 2020.
The fair values of the service-based options and performance-based options are determined using the Black-Scholes option pricing model and the fair values of the market-based options were determined using a lattice (binomial) model.
We determined the expected option life of all service-based stock option grants using the simplified method, determined based on the graded vesting term plus the contractual term of the options, divided by two. We use the simplified method because we believe that our historical data does not provide a reasonable basis upon which to estimate expected option life.
The following table summarizes the weighted average grant date fair value of stock options granted per share, the total intrinsic value of stock options exercised and the grant date fair value of stock options that vested during the years ended December 31:

(in thousands, except per share data)	2021	2020

Grant date fair value of stock options that vested	$1,203	$2,730
The following table summarizes the activity related to our stock options:

	Number of options	Weighted average exercise price	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of December 31, 2020	899,914	$32.47	5.63	$—
Forfeited	(212,575)	32.18

Outstanding as of December 31, 2021	687,339	27.99	4.57	—

Exercisable as of December 31, 2021	525,707	28.48	4.63	—
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2021:

	Options outstanding			Options exercisable
Exercise price range (1)	Number	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number	Weighted average remaining contractual life (in years)	Weighted average exercise price

$10.01 — $20.00	127,400	3.29	$18.79	123,238	3.29	$18.79
$20.01 — $30.00	415,710	5.13	24.87	326,338	4.95	24.84
$30.01 — $40.00	30,729	4.61	33.10	18,506	4.57	33.40
$60.01 — $70.00	58,500	0.19	60.76	43,875	0.19	60.76
$80.01 — $90.00	25,000	2.60	86.69	6,250	2.60	86.69
$90.01 — $100.00	30,000	2.75	96.87	7,500	2.75	96.87

	687,339			525,707
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(1)    These options contain market-based and performance-based components as described above.
The following table summarizes the market prices necessary in order for the market-based options to begin to vest:

	Market-based options
Vesting price	Ordinary performance	Extraordinary performance

$50.01 — $60.00	7,756	4,162
$60.01 — $70.00	8,148	6,250
$80.01 — $90.00	—	3,878
$90.01 — $100.00	—	4,075
$170.01 — $180.00	12,500	—
$180.01 — $190.00	—	14,625
Over $190.00	15,000	13,750

Total	43,404	46,740

Weighted average share price	$69.52	$55.89
Other Share-Based Awards
The Company’s other share-based and similar types of awards are comprised of restricted shares and restricted share units. The restricted shares and restricted share units are comprised of a combination of service-based awards, performance-based awards and market-based awards.
Service-Based Awards. These awards generally vest over two to four year periods with vesting in equal annual installments. A total of 249 thousand service-based awards were outstanding as of December 31, 2021.
Performance-Based Awards. These awards generally vest if certain specific financial measures are achieved; generally one-third vests on each anniversary of the grant date or cliff-vest on the third anniversary of the grant date. The number of performance-based restricted shares and restricted share units that may vest is based on the level of achievement, as specified in the award agreements. If the performance criteria achieved is above certain financial performance levels and Altisource’s share performance is above certain established criteria, participants have the opportunity to vest in up to 150% of the restricted share unit award for certain awards. If the performance criteria achieved is below certain thresholds, the award is canceled. A total of 187 thousand performance-based awards were outstanding as of December 31, 2021.
Market-Based Awards. 50% of these awards generally vest if certain specific market conditions are achieved over a 30-day period and the remaining 50% of these awards generally vest on the one year anniversary of the initial vesting. The Company estimates the grant date fair value of these awards using a lattice (binomial) model. A total of 112 thousand market-based awards were outstanding as of December 31, 2021.
Performance-Based and Market-Based Awards. These awards generally vest if certain specific financial measures are achieved and if certain specific market conditions are achieved. If the performance criteria achieved is above certain financial performance levels and Altisource’s share performance is above certain established criteria, participants have the opportunity to vest in up to 300% of the restricted share unit award for certain awards. If the performance criteria or the market criteria is below certain thresholds, the award is canceled. The Company estimates the grant date fair value of these awards using a Monte Carlo simulation model. A total of 77 thousand performance-based and market-based awards were outstanding as of December 31, 2021.
The Company granted 368 thousand restricted share units (at a weighted average grant date fair value of $9.57 per share) during the year ended December 31, 2021. These grants include 29 thousand performance-based awards that include both a performance condition and a market condition, and 89 thousand performance-based awards for the year ended December 31, 2021.
The following table summarizes the activity related to our restricted shares and restricted share units:

Number of restricted shares and restricted share units

Outstanding as of December 31, 2020	878,521
Granted	368,412
Issued	(246,382)
Forfeited/canceled	(374,913)

Outstanding as of December 31, 2021	625,638
The following assumptions were used to determine the fair values for the performance-based awards that include both a performance condition and a market condition, and fair values for market-based awards as of the grant date for the years ended December 31:

	2021		2020
	Monte Carlo	Binomial	Monte Carlo	Binomial

Risk-free interest rate (%)	0.16	—	2.47	0.09 - 0.27
Expected stock price volatility (%)	39.54	—	17.72	80.36
Expected dividend yield	—	—	—	—
Expected life (in years)	3	—	3	2
Fair value	$10.16	$—	$—	$12.58